United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/17

Date of Reporting Period: Quarter ended 06/30/17

Item 1.	Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
June 30, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—95.0%
		Consumer Discretionary—8.1%
224,400		Adtalem Global Education, Inc.	$8,515,980
102,975	[1]	Asbury Automotive Group, Inc.	5,823,236
154,625		Caleres, Inc.	4,295,483
354,825	[1]	Houghton Mifflin Harcourt Co.	4,364,347
138,100		Nexstar Media Group, Inc., Class A	8,258,380
215,550		Sinclair Broadcast Group, Inc.	7,091,595
109,400	[1]	Skechers USA, Inc., Class A	3,227,300
91,400		Tenneco, Inc.	5,285,662
98,650		Tribune Media Co.	4,021,961
		TOTAL	50,883,944
		Consumer Staples—2.2%
282,750		Cott Corp.	4,082,910
76,075		Energizer Holdings, Inc.	3,653,121
173,500		Snyders-Lance, Inc.	6,006,570
		TOTAL	13,742,601
		Energy—5.4%
292,450		Golar LNG Ltd.	6,507,012
241,800		PBF Energy, Inc.	5,382,468
369,650	[1]	Ring Energy, Inc.	4,805,450
217,100		SM Energy Co.	3,588,663
368,675	[1]	Sandridge Energy, Inc.	6,344,897
149,925		SemGroup Corp.	4,047,975
1,229,100	[1]	Tetra Technologies, Inc.	3,429,189
		TOTAL	34,105,654
		Financials—34.3%
175,423		Argo Group International Holdings Ltd.	10,630,634
525,475		BGC Partners, Inc., Class A	6,642,004
615,150		CNO Financial Group, Inc.	12,844,332
254,689		Chemical Financial Corp.	12,329,494
55,600	[1]	FCB Financial Holdings, Inc.	2,654,900
1,143,950		FNB Corp. (PA)	16,198,332
226,025		First Midwest Bancorp, Inc.	5,268,643
286,875	[1]	Flagstar Bancorp, Inc.	8,841,488
93,975		Great Western Bancorp, Inc.	3,835,120
361,950		Hilltop Holdings, Inc.	9,486,709
212,700		Iberiabank Corp.	17,335,050
906,475		Invesco Mortgage Capital, Inc.	15,147,197
348,025		MB Financial, Inc.	15,327,021
583,550		New Residential Investment Corp.	9,080,038
836,875		OM Asset Management PLC	12,435,962
267,150	[1]	OneMain Holdings, Inc.	6,569,219
171,550		Popular, Inc.	7,155,351
731,075		Radian Group, Inc.	11,953,076
118,775		Validus Holdings Ltd.	6,172,737
267,050		WSFS Financial Corp.	12,110,717
182,000		Wintrust Financial Corp.	13,912,080
		TOTAL	215,930,104
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—4.4%
155,900	[1]	Emergent Biosolutions, Inc.	$5,286,569
114,225	[1]	Livanova PLC	6,991,712
70,925	[1]	Medicines Co.	2,695,859
117,900	[1]	Medpace Holdings, Inc.	3,419,100
119,175		Owens & Minor, Inc.	3,836,243
187,766	[1]	Wright Medical Group, Inc.	5,161,688
		TOTAL	27,391,171
		Industrials—12.9%
169,670		Barnes Group, Inc.	9,930,785
61,675		Curtiss Wright Corp.	5,660,531
124,550		Greenbrier Cos., Inc.	5,760,437
44,050		Hyster-Yale Materials Handling, Inc.	3,094,513
129,975	[1]	KLX, Inc.	6,498,750
126,125		Kennametal, Inc.	4,719,597
131,512		LSC Communications, Inc.	2,814,357
243,175	[1]	MRC Global, Inc.	4,017,251
206,175	[1]	Now, Inc.	3,315,294
113,450	[1]	SPX Flow, Inc.	4,184,036
55,234		Unifirst Corp.	7,771,424
78,575	[1]	WESCO International, Inc.	4,502,348
436,325	[1]	Welbilt, Inc.	8,224,726
364,400		Werner Enterprises, Inc.	10,695,140
		TOTAL	81,189,189
		Information Technology—9.3%
377,350	[1]	Benchmark Electronics, Inc.	12,188,405
153,525	[1]	BroadSoft, Inc.	6,609,251
235,350	[1]	CIENA Corp.	5,888,457
83,075	[1]	ePlus, Inc.	6,155,858
446,450		Evertec, Inc.	7,723,585
194,175	[1]	Insight Enterprises, Inc.	7,765,058
153,125	[1]	MaxLinear, Inc.	4,270,656
61,000	[1]	Rogers Corp.	6,625,820
278,825	[1]	Rubicon Project, Inc./The	1,433,161
		TOTAL	58,660,251
		Materials—4.6%
481,700		Commercial Metals Corp.	9,359,431
428,875		Ferroglobe PLC	5,125,056
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
317,875		Graphic Packaging Holding Co.	4,380,318
428,825	[1]	Owens-Illinois, Inc.	10,257,494
		TOTAL	29,122,299
		Real Estate—7.3%
418,600		Colony Starwood Homes	14,362,166
427,450		Healthcare Realty Trust, Inc.	14,597,417
174,000		Kite Realty Group Trust	3,293,820
480,925		Lexington Realty Trust	4,765,967
281,050		Washington Real Estate Investment Trust	8,965,495
		TOTAL	45,984,865
		Telecommunication Services—1.3%
1,278,275	[1]	Vonage Holdings Corp.	8,359,919
2

Shares			Value
		COMMON STOCKS—continued
		Utilities—5.2%
119,475		Allete, Inc.	$8,563,968
250,500		Portland General Electric Co.	11,445,345
178,400		Spire, Inc.	12,443,400
		TOTAL	32,452,713
		TOTAL COMMON STOCKS (IDENTIFIED COST $507,659,664)	597,822,710
		INVESTMENT COMPANY—3.0%
18,644,796	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.12%[4] (IDENTIFIED COST $18,647,928)	18,648,525
		TOTAL INVESTMENTS—98.0% (IDENTIFIED COST $526,307,592)[5]	616,471,235
		OTHER ASSETS AND LIABILITIES - NET—2.0%[6]	12,871,932
		TOTAL NET ASSETS—100%	$629,343,167
1	Non-income producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision by the Fund's Board of Trustees (the “Trustees”).
3	Affiliated holding.

Transactions involving the affiliated holding during the period ended June 30, 2017.
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2016	22,922,475
Purchases/Additions	226,277,805
Sales/Reductions	(230,555,484)
Balance of Shares Held 6/30/2017	18,644,796
Value	$18,648,525
Dividend Income	$117,688
4	7-day net yield.
5	At June 30, 2017, the cost of investments for federal tax purposes was $526,307,592. The net unrealized appreciation of investments for federal tax purposes was $90,163,643. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $107,484,652 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,321,009.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
3

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$536,122,807	$—	$—	$536,122,807
International	61,699,903	—	0	61,699,903
Investment Company	18,648,525	—	—	18,648,525
TOTAL SECURITIES	$616,471,235	$—	$0	$616,471,235
5
Federated Clover Value Fund
Portfolio of Investments
June 30, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—90.8%
		Consumer Discretionary—9.8%
661,800		Toll Brothers, Inc.	$26,147,718
561,100		Viacom, Inc., Class B	18,836,127
112,200		Whirlpool Corp.	21,499,764
		TOTAL	66,483,609
		Consumer Staples—2.8%
217,500		Procter & Gamble Co.	18,955,125
		Energy—10.1%
987,700		BP PLC, ADR	34,223,805
1,129,900	[1]	QEP Resources, Inc.	11,411,990
776,000		Suncor Energy, Inc.	22,659,200
		TOTAL	68,294,995
		Financials—20.5%
234,600		Allstate Corp.	20,748,024
128,000		Ameriprise Financial, Inc.	16,293,120
1,154,600		Bank of America Corp.	28,010,596
430,700		Bank of New York Mellon Corp.	21,974,314
288,600		JPMorgan Chase & Co.	26,378,040
238,200		SunTrust Banks, Inc.	13,510,704
84,800		Willis Towers Watson PLC	12,335,008
		TOTAL	139,249,806
		Health Care—6.8%
141,500		CIGNA Corp.	23,685,685
673,400		Pfizer, Inc.	22,619,506
		TOTAL	46,305,191
		Industrials—18.8%
465,800		CSX Corp.	25,414,048
216,000		Caterpillar, Inc.	23,211,360
377,400		Eaton Corp. PLC	29,373,042
677,400		Koninklijke Philips NV, ADR	24,264,468
536,300		Textron, Inc.	25,259,730
		TOTAL	127,522,648
		Information Technology—11.8%
568,700		Cisco Systems, Inc.	17,800,310
251,186		DXC Technology Co.	19,270,990
585,800	[1]	eBay, Inc.	20,456,136
1,224,600	[1]	First Data Corp.	22,287,720
		TOTAL	79,815,156
		Materials—8.1%
618,600		International Paper Co.	35,018,946
829,700	[1]	Owens-Illinois, Inc.	19,846,424
		TOTAL	54,865,370
		Telecommunication Services—2.1%
371,700		AT&T, Inc.	14,024,241
		TOTAL COMMON STOCKS (IDENTIFIED COST $537,769,452)	615,516,141
1

Shares			Value
		EXCHANGE-TRADED FUND—5.0%
		Health Care—5.0%
108,300		iShares Nasdaq Biotechnology ETF (IDENTIFIED COST $30,479,492)	$33,581,664
		INVESTMENT COMPANY—4.5%
30,804,156	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.12%[3] (IDENTIFIED COST $30,808,918)	30,810,317
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $599,057,862)[4]	679,908,122
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(1,816,735)
		TOTAL NET ASSETS—100%	$678,091,387
1	Non-income-producing security.
2	Affiliated holding.

Transactions involving the affiliated holding during the period ended June 30, 2017.
	Balance of Shares Held 9/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	66,337,101	220,414,443	(255,947,388)	30,804,156	$30,810,317	$246,804
3	7-day net yield.
4	At June 30, 2017, the cost of investments for federal tax purposes was $599,057,862. The net unrealized appreciation of investments for federal tax purposes was $80,850,260. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $93,674,143 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,823,883.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
2

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Global Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At June 30, 2017, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
3
Federated Prudent Bear Fund
Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—44.8%
		Consumer Discretionary—3.6%
20,000	[1]	DISH Network Corp., Class A	$1,255,200
54,500		Las Vegas Sands Corp.	3,482,005
18,000		McDonald's Corp.	2,756,880
25,000	[1]	TripAdvisor, Inc.	955,000
		TOTAL	8,449,085
		Consumer Staples—8.6%
51,500		Altria Group, Inc.	3,835,205
51,500		CVS Health Corp.	4,143,690
16,000		Colgate-Palmolive Co.	1,186,080
60,000		Mondelez International, Inc.	2,591,400
30,700		Philip Morris International, Inc.	3,605,715
27,000		Procter & Gamble Co.	2,353,050
31,000		Wal-Mart Stores, Inc.	2,346,080
		TOTAL	20,061,220
		Energy—3.4%
7,000		Chevron Corp.	730,310
9,000	[1]	Concho Resources, Inc.	1,093,770
11,000	[1]	Diamondback Energy, Inc.	976,910
5,000		EOG Resources, Inc.	452,600
13,000		EQT Midstream Partners LP	970,190
55,000		Enterprise Products Partners LP	1,489,400
30,000	[1]	Independence Contract Drilling, Inc.	116,700
23,000		Kinder Morgan, Inc.	440,680
15,000	[1]	Oasis Petroleum Inc.	120,750
23,000		Patterson-UTI Energy, Inc.	464,370
3,000		Pioneer Natural Resources, Inc.	478,740
15,000		Williams Cos., Inc.	454,200
		TOTAL	7,788,620
		Financials—5.9%
72,500		Bank of New York Mellon Corp.	3,698,950
14,800	[1]	Berkshire Hathaway, Inc.	2,506,676
8,800		BlackRock, Inc.	3,717,208
13,500		JPMorgan Chase & Co.	1,233,900
48,000		Wells Fargo & Co.	2,659,680
		TOTAL	13,816,414
		Health Care—9.0%
11,000		Allergan PLC	2,673,990
23,000		Bristol-Myers Squibb Co.	1,281,560
55,200	[1]	Express Scripts Holding Co.	3,523,968
16,400		Humana, Inc.	3,946,168
4,200	[1]	Jazz Pharmaceuticals PLC	653,100
39,400		Medtronic PLC	3,496,750
20,000		Pfizer, Inc.	671,800
10,000		Roche Holding AG	2,553,361

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
40,000		Shire PLC	$2,203,781
		TOTAL	21,004,478
		Industrials—5.7%
59,000		Johnson Controls International PLC	2,558,240
2,000		Lockheed Martin Corp.	555,220
17,500		Raytheon Co.	2,825,900
57,000		Southwest Airlines Co.	3,541,980
31,000		United Technologies Corp.	3,785,410
		TOTAL	13,266,750
		Information Technology—2.1%
2,500	[1]	Alphabet, Inc.	2,324,200
23,000		Harris Corp.	2,508,840
		TOTAL	4,833,040
		Materials—1.4%
5,000		Alamos Gold, Inc.	35,900
15,000		CF Industries Holdings, Inc.	419,400
13,000	[1]	IAMGOLD Corp.	67,065
42,000	[1]	Interfor Corp., Class A	601,758
85,000		Lundin Mining Corp.	483,074
30,000		Rio Tinto PLC, ADR	1,269,300
15,000		United States Steel Corp.	332,100
		TOTAL	3,208,597
		Real Estate—2.6%
7,000		Alexandria Real Estate Equities, Inc.	843,290
21,000		American Campus Communities, Inc.	993,300
16,000		DCT Industrial Trust, Inc.	855,040
12,000		HCP, Inc.	383,520
2,000		Kilroy Realty Corp.	150,300
20,000		Lexington Realty Trust	198,200
5,000		Macerich Co. (The)	290,300
9,000		Pebblebrook Hotel Trust	290,160
5,000		Public Storage, Inc.	1,042,650
20,000		Rayonier, Inc.	575,400
15,000		Weyerhaeuser Co.	502,500
		TOTAL	6,124,660
		Telecommunication Services—0.5%
18,000	[1]	T-Mobile USA, Inc.	1,091,160
		Utilities—2.0%
12,000		American Water Works Co., Inc.	935,400
25,000		Aqua America, Inc.	832,500
16,000		Duke Energy Corp.	1,337,440
15,000		PPL Corp.	579,900
23,293		Pennon Group PLC	250,279
17,000		Southern Co.	813,960
		TOTAL	4,749,479
		TOTAL COMMON STOCKS (IDENTIFIED COST $101,958,458)	104,393,503

Principal Amount or Shares			Value
		U.S. TREASURY—49.2%
		U.S. Treasury Notes—49.2%
$90,000,000	[2]	United States Treasury Note, 1.125%, 1/31/2019	$89,679,645
25,000,000		United States Treasury Note, 1.250%, 12/31/2018	24,961,165
		TOTAL U.S. TREASURY (IDENTIFIED COST $114,921,152)	114,640,810
		INVESTMENT COMPANY—4.1%
9,584,311	[3]	Federated Government Obligations Fund, Premier Shares, 0.85%[4] (IDENTIFIED COST $9,584,311)	9,584,311
		TOTAL INVESTMENTS—98.1% (IDENTIFIED COST $226,463,921)[5]	228,618,624
		OTHER ASSETS AND LIABILITIES - NET—1.9%[6]	4,413,814
		TOTAL NET ASSETS—100%	$233,032,438
SECURITIES SOLD SHORT
Shares		Value
55,000	AT&T, Inc.	$2,075,150
5,000	Advance Auto Parts, Inc.	582,950
4,000	Akamai Technologies, Inc.	199,240
2,000	Alliance Data Systems Corp.	513,380
275,000	Au Optronics Corp., ADR	1,254,000
10,000	BorgWarner, Inc.	423,600
10,000	CDK Global, Inc.	620,600
15,000	CSRA, Inc.	476,250
21,000	Canada Goose Holdings, Inc.	414,750
22,500	CarMax, Inc.	1,418,850
8,000	Cintas Corp.	1,008,320
15,000	Conagra Brands, Inc.	536,400
52,000	ConocoPhillips	2,285,920
2,000	Consumer Discretionary Select Sector SPDR Fund	179,260
216,000	Consumer Staples Select Sector SPDR Fund	11,867,040
15,000	Costco Wholesale Corp.	2,398,950
33,500	Coty, Inc., Class A	628,460
25,000	eBay, Inc.	873,000
131,281	Energy Select Sector SPDR	8,522,763
7,500	Equifax, Inc.	1,030,650
21,500	Equity Residential Properties Trust	1,415,345
11,000	Expeditors International Washington, Inc.	621,280
30,500	Exxon Mobil Corp.	2,462,265
93,000	Financial Select Sector SPDR Fund	2,294,310
4,000	F5 Networks, Inc.	508,240
1,500	Grainger (W.W.), Inc.	270,795
5,000	Health Care Select Sector SPDR Fund	396,200
35,000	Hewlett Packard Enterprise Co.	580,650
21,000	Hyatt Hotels Corp.	1,180,410
53,000	Industrial Select Sector SPDR Fund	3,609,830
10,000	Intel Corp.	337,400
60,000	iShares MSCI Emerging Market	2,483,400
700	iShares Nasdaq Biotechnology ETF	217,056
35,000	iShares Russell 2000 ETF	4,932,200
8,000	Kennametal, Inc.	299,360

Shares		Value
63,500	Kohl's Corp.	$2,455,545
20,000	LKQ Corp.	659,000
76,000	Materials Select Sector SPDR Trust	4,089,560
70,000	Mattel, Inc.	1,507,100
10,000	Motorola, Inc.	867,400
13,000	Nike, Inc., Class B	767,000
2,600	O'Reilly Automotive, Inc.	568,724
92,000	Penney (J.C.) Co., Inc.	427,800
75,000	PowerShares QQQ Trust	10,323,000
8,500	RPM International, Inc.	463,675
280,000	SPDR S&P 500 ETF Trust	67,704,000
106,000	SPDR S&P Metals & Mining ETF	3,176,820
53,000	SPDR S&P Retail ETF	2,158,160
17,500	Schlumberger Ltd.	1,152,200
15,000	Seagate Technology PLC	581,250
23,000	Sonoco Products Co.	1,182,660
4,000	TE Connectivity Ltd.	314,720
33,000	Target Corp.	1,725,570
45,000	Technology Select Sector SPDR Fund	2,462,400
7,000	Tenneco, Inc.	404,810
9,000	Texas Instruments, Inc.	692,370
23,500	Under Armour, Inc., Class A	511,360
8,000	United Parcel Service, Inc.	884,720
25,000	Vanguard REIT ETF	2,080,750
14,000	Walt Disney Co.	1,487,500
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $161,909,896)	$167,566,368
At June 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 Index Short Futures	140	$84,731,500	September 2017	$251,420
The average notional value of short futures contracts held by the Fund throughout the period was $118,606,065. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts and the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Affiliated holding.
Transactions involving the affiliated holding during the period ended June 30, 2017, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2016	17,242,277
Purchases/Additions	325,179,308
Sales/Reductions	(332,837,274)
Balance of Shares Held 6/30/2017	9,584,311
Value	$9,584,311
Dividend Income	$66,630

4	7-day net yield.
5	At June 30, 2017, the cost of investments for federal tax purposes was $226,463,921. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from; a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; c) futures contracts; and (d) short sales was $2,154,703. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,318,905 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,164,202.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$96,275,885	$—	$—	$96,275,885
International	3,110,197	5,007,421	—	8,117,618
Debt Securities:
U.S. Treasury	—	114,640,810	—	114,640,810
Investment Company	9,584,311	—	—	9,584,311
TOTAL SECURITIES	$108,970,393	$119,648,231	$—	$228,618,624
Other Financial Instruments
Assets
Futures Contracts	$251,420	$—	$—	$251,420
Liabilities
Securities Sold Short	(167,566,368)	—	—	(167,566,368)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(167,314,948)	$—	$—	$(167,314,948)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt
6

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017